Current and long-term debt - Convertible Notes Due 2022 (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	May 31, 2022	Jun. 30, 2022
Convertible Notes Due 2022
Disclosure of detailed information about borrowings [line items]
Repayments of bonds, notes and debentures	$ 69.7	$ 69.7